Supplement dated December 20, 2012

to the Prospectuses dated May 1, 2012

for

Goal Planning Annuity,

Variable Deferred Annuity Contracts, Variable Solutions, Variable Solutions II and

Maximum Solutions II

Issued by

Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Separate Account

and

Qualified Variable Deferred Group Annuity Contract

Issued by

Horace Mann Life Insurance Company

Horace Mann Life Insurance Company Qualified Group Annuity Separate Account

This supplement updates certain information contained in the above listed prospectuses. You should read this supplement carefully and keep it with your prospectus for future reference. You may obtain an additional copy of the prospectus by writing to 1 Horace Mann Plaza, Springfield, IL 62715 or view the prospectus by going to our Website at horacemann.com and clicking on “Financial Services,” “Annuities.” All capitalized terms used in this supplement have the same meaning as provided in the prospectuses.

This supplement provides You with information about the closure of the AllianceBernstein VPS Small Cap Growth Portfolio for new investments.

The following footnote is added as a new footnote at the end of the list of Underlying Funds on page 1 of the prospectuses.

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The following footnote is added as a new footnote at the end of the “What are my investment choices?” section of the prospectuses:

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new footnote to the table of Underlying Funds in the “Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and the Underlying Funds – The Underlying Funds” section of the prospectuses:

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new paragraph at the end of the “The Contract—Transactions - Transfers” section of the prospectuses:

On and after February 1, 2013, no new transfers are allowed to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new paragraph at the end of the “The Contract—Transactions – Dollar Cost Averaging” section of the prospectuses:

On and after February 1, 2013, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new paragraph at the end of the “The Contract—Transactions – Rebalancing” section of the prospectuses:

On and after February 1, 2013, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new paragraph at the end of the “The Contract—Transactions – Changes to Premium Allocations” section of the prospectuses:

On and after February 1, 2013, Contract Owners are not allowed to begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

The following is added as a new footnote at the end of the “Condensed Financial Information” Appendix to the prospectuses:

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AllianceBernstein VPS Small Cap Growth Portfolio

If You have any questions regarding this Supplement, please contact Your registered representative or Our Home Office at 800-999-1030.